Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS REALTY SHARES INC
Prospectus Date	rr_ProspectusDate	Jul. 01, 2019
Document Creation Date	dei_DocumentCreationDate	Jun. 28, 2019